DERIVATIVE FINANCIAL INSTRUMENTS - Statement of operations location (Details) - Interest rate swap contracts - Not designated as hedging instrument - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts	¥ (9,775)	¥ (12,258)	¥ 81
Interest expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Realized loss	(19,814)	(1,652)	(75)
Unrealized (loss) gain	¥ 10,039	¥ (10,606)	¥ 156